Equity - Ecopetrol Business Group's reserves (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in equity [Line Items]
Other reserves	$ 3,784,658	$ 5,138,895
Legal reserve [member]
Disclosure of changes in equity [Line Items]
Other reserves	3,243,832	2,088,192
Fiscal and statutory reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves	509,082	509,081
Occasional reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves	$ 31,744	$ 2,541,622